Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes

Note 24. Income Taxes

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
Domestic	$37,071	$(105,606)	$24,662
Foreign	19,887	208,326	49,351

	$56,958	$102,720	$74,013

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2012	2013	2014
Current:
Domestic	$(361)	$—	$1,055
Foreign	9,336	20,898	4,499

Total current provision	$8,975	$20,898	$5,554

Deferred:
Domestic	8,701	(396)	11,384
Foreign	(6,535)	18,504	2,641

Total deferred provision (benefit)	$2,166	$18,108	$14,025

Provision for income taxes before tax effects of other comprehensive income	$11,141	$39,006	$19,579

Pension and postretirement liabilities	—	—	(21)
Foreign currency translation	280	308	(904)

Total income tax expense in comprehensive income	$11,421	$39,314	$18,654

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2012	2013	2014
Income tax expense at statutory rate(1)	$14,240	$25,680	$18,525
Foreign tax rate differential(2)	(6,717)	(12,682)	(2,926)
Dutch tax ruling – innovation box regime	(2,224)	22,616	11,449
Dutch tax ruling – additional tax benefit	(3,623)	—	(4,325)
Non-deductible expenses	4,170	2,075	2,930
Valuation allowance	5,512	(187)	(684)
Provision to return(3)	981	2,788	(3,171)
Other	(1,198)	(1,284)	(2,219)

Income tax provision	$11,141	$39,006	$19,579

(1)	The statutory rate was 25% in 2012, 2013 and 2014.
(2)	The decrease in the foreign tax rate differential is the result of the transfer of the Company’s e-commerce operations from Cyprus to the Netherlands, effective January 1, 2014.
(3)	During 2014, the Company filed its 2012 Dutch tax return and 2013 US federal and state tax returns which resulted in provision to return differences primarily related to the deductibility of the IPO costs incurred in the Netherlands and the deductibility of executive compensation in the US.

Dutch tax ruling

On June 1, 2011, the Company entered into an innovation box regime in the Netherlands, resulting in the recognition of tax benefits (deferred tax assets), which significantly impacted its effective tax rate in 2011. Under the innovation box regime the income attributable to certain research and development activities is subject to an effective rate of 5%, in lieu of the Dutch statutory corporate income tax rate of 25%. As a consequence, the enacted Dutch tax rate was 22%, 19%, 16% and 13% for 2011, 2012, 2013 and 2014, respectively. The current innovation box ruling will end in December 2020.

Simultaneously, the Company entered into an agreement regarding special deductions on acquired intellectual property, which was updated in December 2012 and December 2013. This agreement on special deductions will end on December 31, 2018. On January 1, 2014, the Company entered into similar agreement regarding special deductions on acquired intellectual property which will end on December 31, 2023. The effects of these agreements on per share data is $0.07, nil and $0.08 for 2012, 2013 and 2014, respectively.

Temporary differences

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31,
	2013	2014
Deferred tax assets:
Fixed assets and intangible assets	$19,729	$11,827
Deferred revenues	27,610	21,314
Provisions and reserves	2,226	7,649
Net operating loss carry forwards	18,387	17,588
Other	2,468	4,724

Gross deferred tax assets	$70,420	$63,102
Valuation allowance	(11,124)	(10,341)

Total deferred tax asset	$59,296	$52,761

Deferred tax liabilities:
Fixed assets and intangible assets	$—	$(30,715)
Other	(923)	(358)

Total deferred tax liabilities	$(923)	$(31,073)

Net deferred tax asset	$58,373	$21,688

Deferred tax asset – current portion	$25,058	$21,056
Deferred tax asset – non-current portion	33,820	26,813
Deferred tax liability – current portion	(163)	(568)
Deferred tax liability – non-current portion	(342)	(25,613)

Net deferred tax asset	$58,373	$21,688

The Company maintains a valuation allowance on net operating losses and other deferred tax assets in jurisdictions for which it does not believe it is more-likely-than-not to realize those deferred tax assets based upon all available positive and negative evidence, including historical operating performance, carryback periods, reversal of taxable temporary differences, tax planning strategies and earnings expectations.

The movement of the valuation allowance on net operating losses and other deferred tax assets is as follows:

	Year Ended December 31,
	2012	2013	2014
Balance at beginning of period	$6,200	$11,359	$11,124
Additions through acquisitions	—	—	1,323
Charged to expenses	5,159	1,305	83
Credited to expenses	—	(1,540)	(2,189)

Balance at end of period	$11,359	$11,124	$10,341

As of December 31, 2013 and December 31, 2014, the Company had net operating loss carry forwards of approximately $71,007 and $81,787, respectively, which will be available to offset future taxable income. If not used, approximately $62,710 of these carry forwards will expire between 2018 and 2034. The remaining portion of the carry forwards arose in jurisdictions where losses do not expire. In addition, as of December 31, 2013, and December 31, 2014, the Company had Research & Development tax credit carry forwards totaling $0 and $4,378, respectively, of which, if unused, $2,283 will expire in years 2020 through 2033, and $2,095 do not expire. Certain tax attributes in the United States are subject to an annual limitation of $2,958 as a result of the acquisition of Wavemarket, Inc. by the Company, which constitutes a change of ownership as defined under Internal Revenue Code Section 382. The Company does not expect the annual limitation to result in the expiration of any unused tax attributes.

The Company intends to remit all earnings in its foreign subsidiaries and has established deferred tax liability of approximately $399 for unremitted earnings.

As of December 31, 2012 and December 31, 2013, the Company had no unrecognized tax benefits. As of December 31, 2014 the Company had unrecognized tax benefits with respect to R&D credits on its subsidiary’s U.S. federal and state tax returns.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in tax expense. The Company had no amounts accrued for interest and penalties during the years presented.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2012	2013	2014
Balance at January 1,	$—	$—	$—
Additions through acquisitions	—	—	1,454
Reductions due to settlements with taxing authorities	—	—	—

Balance at December 31,	$—	$—	$1,454

At December 31, 2014, there was $1,196 of unrecognized tax benefits that, if recognized, would affect the annual effective tax rate.

The Company files numerous consolidated and separate company income tax returns in its domestic and foreign jurisdictions. The Company does not expect the amount of unrecognized tax benefits to materially change within the next twelve months. The table below summarizes the open tax years and tax examinations in major jurisdictions as of December 31, 2014:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2008 – 2014	2012 Corporate Tax
Czech Republic	2012 – 2014	N/A
United Kingdom	2013 – 2014	N/A
United States	2011 – 2014	N/A
Germany	2009 – 2014	N/A
France	2012 – 2014	N/A
Cyprus	2012 – 2013	N/A
China	2010 – 2014	N/A
Israel	2010 – 2014	2011 and 2012 Corporate Tax
Switzerland	2010 – 2014	N/A
Australia	2012 – 2014	N/A
Canada	2013 – 2014	N/A
Brazil	2008 – 2014	N/A
Spain	2012 – 2014	N/A
India	2011 – 2014	N/A
Norway	2012 – 2014	N/A
Sweden	2008 – 2014	N/A
Denmark	2010 – 2014	N/A